Segments of Operations	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENTS OF OPERATIONS

NOTE 10 – SEGMENTS OF OPERATIONS

The Company’s strategy is to focus on acquiring plots of land; engaging in planning, engineering supervision, and development of these plots; and then selling the developed land to homebuilders and commercial contractors. The Company undertakes development of undeveloped land from the ground up in vibrant, supply-constrained markets, in circumstances where the Company believes it will be able to leverage the management team’s experience and relationships to generate strong risk-adjusted returns for our stockholders.

The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment (see Note 1), which are the Company’s two operating segments.

	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands
Revenues for reportable segments	-	-	-
Loss for reportable segments	-	-	-
General and administrative expenses	5	-	5
Interest expense	22	-	22
Loss for the period	27	-	27
Assets for reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425
Liabilities for reportable segments	5,732	10,038	15,770
unallocated amounts			221
Total Liabilities			15,991

NOTE 4 – SEGMENTS OF OPERATIONS

The Company’s strategy is to focus on acquiring plots of land; engaging in planning, engineering supervision, and development of these plots; and then selling the developed land to homebuilders and commercial contractors. The Company undertakes development of undeveloped land from the ground up in vibrant, supply-constrained markets, in circumstances where the Company believes it will be able to leverage the management team’s experience and relationships to generate strong risk-adjusted returns for our stockholders.

The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment, which are the Company’s two operating segments.

	Nine months ended September 30, 2022
	Land inventory	Real Estate investments	Total
	USD in thousands

Revenues for reportable segments	10,818	12	10,830

Income for reportable segments	4,543	9	4,552

General and administrative expenses			1,147
Interest expense	201	396	597

Loss for the period	-	-	2,808

Assets for reportable segments	44,420	17,903	62,323
unallocated amounts			1,140
Total assets			63,463

Liabilities for reportable segments	23,179	10,407	33,586
unallocated amounts			1,066
Total Liabilities			34,652

	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands

Assets for reportable segments	18,243	17,914	36,157
unallocated amounts			268
Total assets			36,425

Liabilities for reportable segments	5,732	10,038	15,770
unallocated amounts			221
Total Liabilities			15,991